Leases - Narrative (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Terms Period	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Terms Period	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 01, 2017 USD ($)	Aug. 01, 2016 USD ($)
Leases [Line Items]
Additional period of extension in lease contract					5 years
Number of times lease term, extended | Terms			4		4
Revised rent payments due under master lease					$ 650,000
Adjusted net revenue to rent ratio			625.00%		625.00%
Number of years that the percentage rent is fixed					6 years
Number of years that percentage rent is variable					5 years
Number of periods for calculation of variable rent | Period			5		5
Rental revenues	$ 163,178	$ 154,809	$ 489,532	$ 256,062	$ 419,239	$ 0	$ 0
Revenue related to the reimbursement of property taxes paid by the Tenant	19,620	17,690	61,621	27,340	48,309	0	0
Property taxes	18,983	$ 17,690	60,112	$ 44,231	65,120	$ 48,122	$ 48,346
Master Lease Base Rent
Leases [Line Items]
Revised rent payments due under master lease	$ 585,000		$ 585,000		$ 585,000			$ 661,700	$ 585,000
Percentage of initial total rent payments due under the master lease			90.00%		90.00%
Fixed annual rent escalator, percentage	2.00%		2.00%		2.00%
Number of years that the percentage rent is fixed			6 years
Master Lease Percentage Rent
Leases [Line Items]
Percentage of initial total rent payments due under the master lease			10.00%		10.00%
Lease fixed amount adjustment multiplier			1.40%		1.40%
Master Lease Percentage Rent | Borgata Property
Leases [Line Items]
Revised rent payments due under master lease	$ 65,000		$ 65,000		$ 65,000				$ 65,000
Master Lease
Leases [Line Items]
Master lease, initial lease term			10 years		10 years
Additional period of extension in lease contract			5 years		5 years
Rental revenues					$ 419,200